12. REVENUES (Tables)	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Schedule of revenues

For each of the identified periods, revenues can be categorized into the following:

	For the six months ended June 30,
	2018	2017
Product Sales	$3,706,103	$874,819
Maintenance Fees	3,789	–
Professional Services	10,575	3,600
Total Revenues	$3,720,467	$878,419